BALANCE SHEET COMPONENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Schedule of Prepaid Expenses and Other Assets
Prepaid expenses and other current assets consisted of the following as of June 30, 2026 and December 31, 2025:

(in thousands)	JUNE 30, 2026	DECEMBER 31, 2025
Research and development	$129	$3,372
Insurance	104	409
Other prepaids	669	219
Other current assets	3,502	2,517

	$4,404	$6,517

Prepaid expenses and other assets consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$3,372	$697
Insurance	409	424
Other prepaids	219	214
Other current assets	2,517	995

	$6,517	$2,330

Schedule of Accrued Expenses
Accrued expenses consisted of the following as of June 30, 2026 and December 31, 2025:

(in thousands)	JUNE 30, 2026	DECEMBER 31, 2025
Compensation and related expenses	$1,057	$2,334
Professional fees	343	1,039
Research and development	35	394
Other accrued expenses	30	24

	$1,465	$3,791

Accrued expenses consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$394	$1,197
Compensation and related expenses	2,334	3,095
Professional fees	1,039	510
Other	24	160

	$3,791	$4,962

Schedule of Property and Equipment, Net
Property and equipment consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Computer and other equipment	$191	$191
Capitalized software	89	89
Furniture and fixtures	76	151
Leasehold improvements	147	338

Total property and equipment	503	769
Less: accumulated depreciation	(480)	(654)

Total property and equipment—net	$23	$115